                                                            [LOGO]PIONEER
                                                                  INVESTMENTS(R)


PIONEER
LIMITED MATURITY BOND
FUND


SEMIANNUAL REPORT 5/31/01

TABLE OF CONTENTS

Letter from the President                                             1

Portfolio Summary                                                     2

Performance Update                                                    3

Portfolio Management Discussion                                       6

Schedule of Investments                                               9

Financial Statements                                                 14

Notes to Financial Statements                                        20

Trustees, Officers and Service Providers                             24

Retirement Plans from Pioneer                                        25

Programs and Services for Pioneer Shareowners                        26

PIONEER LIMITED MATURITY BOND FUND

LETTER FROM THE PRESIDENT 5/31/01

DEAR SHAREOWNER,

I don't think you could find a better argument for a diversified portfolio than the volatile markets we have experienced in the last several months. The turbulence began when the dot-com bubble burst in the spring of 2000. Then, as higher interest rates began to drain strength from the economy, companies in a wide range of industries issued warnings of declining profits. The result has been a very weak stock market, with high-flying growth and internet-related stocks suffering the most damage. In contrast to these sharp declines, however, less aggressive investments, including many bonds and value stocks, did much better over this painful period.

You can never eliminate risk entirely, but you and your financial advisor can work to mitigate it. The first step is to review your portfolio diversification, and modify it as necessary. You will probably want to continue holding a mix of stocks and bonds. A portfolio containing a variety of investments with varying risk and opportunity characteristics may be the most comfortable course for most investors. It could also be the most successful.

As professional investors, we view market downturns as opportunities to reposition our funds' portfolios and take advantage of lower prices to purchase attractive securities. For more than 70 years, that strategy has helped Pioneer fund managers and shareowners reach their financial goals. You may want to put your own investment portfolio through the same process: Look past the bad news and try to bring your portfolio in line with current conditions and your own needs.

I'd also like to share some news with you. Pending shareowner approval, Pioneer Limited Maturity Bond Fund will be merged with Pioneer Bond Fund. You will be receiving proxy voting materials so that you may cast your vote on this proposal. If the proposal is approved, the merger is expected to be completed on or about September 28, 2001. Please call Pioneer at 1-800-225-6292 or your investment professional if you have questions.

Sincerely,

/s/ David Tripple

David Tripple
Pioneer Investment Management, Inc.

PORTFOLIO SUMMARY 5/31/01

PORTFOLIO DIVERSIFICATION
 (As a percentage of total investment portfolio)


[CHART]

Corporate Bonds                                45%
U.S. Government Agency Obligations             39%
U.S. Government Obligations                    11%
Short-Term Cash Equivalents                     5%

PORTFOLIO QUALITY
(As a percentage of long-term holdings)


[CHART]

Treasury/Agency                                53%
AAA                                            12%
A                                              15%
BBB                                            10%
BB                                              5%
B                                               5%

10 LARGEST HOLDINGS
 (As a percentage of debt holdings)

   1. U.S. Treasury Notes, 6.5%, 5/15/05                                                 5.74%
   2. Government National Mortgage Association, 7.0%, TBA                                3.62
   3. Federal National Mortgage Association, 7.0%, TBA                                   2.67
   4. Government National Mortgage Association, 7.0%, 4/15/29                            2.32
   5. U.S. Treasury Notes, 6.625%, 5/15/07                                               2.27
   6. Government National Mortgage Association II, 7.0%, 1/20/29                         2.04
   7. Shopko Stores, 6.5%, 8/15/03                                                       2.04
   8. Deutsche Telekom International Finance, 7.75%, 6/15/05                             1.94
   9. U.S. Treasury Notes, 6.0%, 8/15/09                                                 1.92
  10. Federal National Mortgage Association, 7.0%, 12/1/30                               1.86

PERFORMANCE UPDATE 5/31/01                                        CLASS A SHARES

SHARE PRICES AND DISTRIBUTIONS

NET ASSET VALUE
PER SHARE                         5/31/01            11/30/00
                                  $3.67              $3.58


DISTRIBUTIONS PER SHARE           INCOME         SHORT-TERM        LONG-TERM
(11/30/00-5/31/01)                DIVIDENDS      CAPITAL GAINS     CAPITAL GAINS
                                  $0.109              -                 -

INVESTMENT RETURNS

The mountain chart on the right shows the growth of a $10,000 investment made in Pioneer Limited Maturity Bond Fund at public offering price, compared to the growth of the Merrill Lynch 1-3 Year Treasury Index and the Lehman Brothers Government/Credit Bond Index-Intermediate.


AVERAGE ANNUAL TOTAL RETURNS
(As of May 31, 2001)

               NET ASSET   PUBLIC OFFERING
PERIOD         VALUE       PRICE*
Life-of-Class      5.24%       4.95%
(8/10/92)
5 Years            5.63        5.08
1 Year            10.45        7.71

* Reflects deduction of the maximum 2.5% sales charge at the beginning of the period and assumes reinvestment of distributions at net asset value.

[CHART]

GROWTH OF $10,000+

                      PIONEER LIMITED MATURITY        MERRILL LYNCH 1-3         LEHMAN BROTHERS GOVERNMENT/
                             BOND FUND*              YEAR TREASURY INDEX     CREDIT BOND INDEX - INTERMEDIATE
       8/92                    $9,750                      $10,000                        $10,000
                               $9,809                      $10,018                        $9,969
                               $10,204                     $10,372                        $10,561
      11/93                    $10,425                     $10,623                        $10,937
                               $10,466                     $10,586                        $10,698
                               $10,457                     $10,697                        $10,737
                               $11,122                     $11,375                        $11,731
                               $11,466                     $11,810                        $12,298
       5/96                    $11,606                     $11,975                        $12,271
                               $12,062                     $12,494                        $13,013
                               $12,332                     $12,766                        $13,176
                               $12,743                     $13,235                        $13,837
                               $13,094                     $13,657                        $14,340
      11/98                    $13,543                     $14,207                        $15,064
                               $13,633                     $14,380                        $15,026
                               $13,743                     $14,674                        $15,232
                               $13,820                     $14,978                        $15,400
                               $14,455                     $15,684                        $16,416
       5/01                    $15,265                     $16,443                        $17,337

+ Index comparison begins 8/31/92. The Merrill Lynch 1-3 Year Treasury Index is an unmanaged, composite index of debt obligations of the U.S. Treasury and U.S. government agencies (excluding mortgage-backed securities). All issues have a maturity of at least one year and no more than three years. The Lehman Brothers Government/Credit Bond Index-Intermediate is an unmanaged, composite index of the U.S. bond market and represents only securities with one to ten years to maturity. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Indices.

  Past performance does not guarantee future results. Return and share price fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

PERFORMANCE UPDATE 5/31/01                                        CLASS B SHARES


SHARE PRICES AND DISTRIBUTIONS

NET ASSET VALUE
PER SHARE                         5/31/01      11/30/00
                                  $3.67        $3.58

DISTRIBUTIONS PER SHARE           INCOME       SHORT-TERM        LONG-TERM
(11/30/00-5/31/01)                DIVIDENDS    CAPITAL GAINS     CAPITAL GAINS
                                  $0.106           -                 -

INVESTMENT RETURNS

The mountain chart on the right shows the growth of a $10,000 investment made in Pioneer Limited Maturity Bond Fund, compared to the growth of the Merrill Lynch 1-3 Year Treasury Index and the Lehman Brothers Government/Credit Bond Index-Intermediate.


AVERAGE ANNUAL TOTAL RETURNS
(As of May 31, 2001)

                 IF         IF
PERIOD           HELD       REDEEMED*
Life-of-Class      4.69%       4.69%
(4/4/94)
5 Years            4.90        4.90
1 Year             9.97        7.97

* Reflects deduction of the maximum applicable contingent deferred sales charge (CDSC) at the end of the period and assumes reinvestment of distributions. The maximum CDSC of 2% declines over three years.

[CHART]

GROWTH OF $10,000+

                       PIONEER LIMITED MATURITY      MERRILL LYNCH 1-3         LEHMAN BROTHERS GOVERNMENT/
                              BOND FUND*            YEAR TREASURY INDEX      CREDIT BOND INDEX - INTERMEDIATE
       4/94                     $10,000                   $10,000                        $10,000
                                $9,987                    $10,014                        $10,007
                                $9,961                    $10,119                        $10,043
       5/95                     $10,539                   $10,761                        $10,973
                                $10,850                   $11,172                        $11,504
                                $10,910                   $11,328                        $11,478
                                $11,325                   $11,819                        $12,172
       5/97                     $11,521                   $12,077                        $12,324
                                $11,845                   $12,520                        $12,943
                                $12,107                   $12,919                        $13,413
                                $12,496                   $13,440                        $14,090
       5/99                     $12,521                   $13,603                        $14,054
                                $12,576                   $13,881                        $14,248
                                $12,603                   $14,169                        $14,405
                                $13,135                   $14,837                        $15,355
       5/01                     $13,860                   $15,555                        $16,216

+ Index comparison begins 4/30/94. The Merrill Lynch 1-3 Year Treasury Index is an unmanaged, composite index of debt obligations of the U.S. Treasury and U.S. government agencies (excluding mortgage-backed securities). All issues have a maturity of at least one year and no more than three years. The Lehman Brothers Government/Credit Bond Index-Intermediate is an unmanaged, composite index of the U.S. bond market and represents only securities with one to ten years to maturity. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Indices.

  Past performance does not guarantee future results. Return and share price fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

PERFORMANCE UPDATE 5/31/01                                        CLASS Y SHARES

SHARE PRICES AND DISTRIBUTIONS

NET ASSET VALUE
PER SHARE                         5/31/01       11/30/00
                                  $3.69         $3.59

DISTRIBUTIONS PER SHARE           INCOME        SHORT-TERM        LONG-TERM
(11/30/00-5/31/01)                DIVIDENDS     CAPITAL GAINS     CAPITAL GAINS
                                  $0.121               -                 -

INVESTMENT RETURNS

The mountain chart on the right shows the growth of a $10,000 investment made in Pioneer Limited Maturity Bond Fund, compared to the growth of the Merrill Lynch 1-3 Year Treasury Index and the Lehman Brothers Government/Credit Bond Index-Intermediate.

AVERAGE ANNUAL TOTAL RETURNS*
(As of May 31, 2001)

                  IF        IF
PERIOD            HELD      REDEEMED
Life-of-Class       5.66%      5.66%
(4/9/98)
1 Year             11.35      11.35

* Assumes reinvestment of distributions.

[CHART]

GROWTH OF $10,000+

                    PIONEER LIMITED MATURITY          MERRILL LYNCH 1-3            LEHMAN BROTHERS GOVERNMENT/
                           BOND FUND*                YEAR TREASURY INDEX         CREDIT BOND INDEX - INTERMEDIATE
       4/98                  $10,000                       $10,000                           $10,000
       5/98                  $10,050                       $10,053                           $10,073
                             $10,255                       $10,281                           $10,333
                             $10,432                       $10,458                           $10,582
                             $10,444                       $10,485                           $10,525
       5/99                  $10,518                       $10,585                           $10,555
                             $10,488                       $10,682                           $10,561
                             $10,602                       $10,801                           $10,700
                             $10,631                       $10,885                           $10,714
       5/00                  $10,678                       $11,026                           $10,818
                             $11,014                       $11,293                           $11,223
                             $11,196                       $11,545                           $11,532
                             $11,766                       $11,905                           $12,050
       5/01                  $11,891                       $12,104                           $12,178

+ Index comparison begins 4/30/98. The Merrill Lynch 1-3 Year Treasury Index is an unmanaged, composite index of debt obligations of the U.S. Treasury and U.S. government agencies (excluding mortgage-backed securities). All issues have a maturity of at least one year and no more than three years. The Lehman Brothers Government/Credit Bond Index-Intermediate is an unmanaged, composite index of the U.S. bond market and represents only securities with one to ten years to maturity. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Indices.

  Past performance does not guarantee future results. Return and share price fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO MANAGEMENT DISCUSSION 5/31/01

Short and intermediate securities led the performance in fixed income markets during the six-month period ending May 31, 2001. Moving aggressively, the U.S. Federal Reserve attempted to reinvigorate the slowing economy by lowering short-term rates five separate times during the period. In the following discussion, Richard Schlanger, a key member of the team that manages Pioneer Limited Maturity Bond Fund, provides an update on the Fund, the economic environment and the investment strategies that influenced the Fund's performance during the six months.

Q:   HOW DID PIONEER LIMITED MATURITY BOND FUND PERFORM DURING THE SIX MONTHS?

A: The Fund's performance was very good. For the six months ended May 31, 2001, the Fund's Class A shares and Class B shares returned 5.60% and 5.52%, respectively. In comparison, the average return of funds in Lipper's short-intermediate investment-grade debt category was 4.93%. (Lipper, Inc. is an independent firm that tracks mutual fund performance.)

     Throughout the period, the Fund continued to provide attractive income, despite declining yields from short-term securities. The 30-day SEC yield of Class A shares, for example, was 5.46% on May 31, 2001 as opposed to the yield six months ago of 6.67%.


Q:   WHAT WAS THE INVESTMENT ENVIRONMENT LIKE FOR THE FUND?

A: The environment for the types of securities in which we invest was very favorable. Interest rates on short and intermediate securities declined rapidly after the U.S. Federal Reserve recognized that growth in the economy had slowed dramatically and that important factors in re-energizing growth, such as corporate lending, had declined significantly. Beginning on January 3, 2001, the Fed lowered short-term rates five successive times, each time by one-half of one percent. In response, yields of shorter maturity securities started tumbling, although long-term rates tended to remain fairly stable. During the six-month period, for example, the yield of a one-year Treasury fell by 234 basis points, the yield of a two-year Treasury fell by 142 basis points, while the yield of a 10-year Treasury fell by just 9 basis points. In contrast, the yield of a 30-year Treasury actually rose by about 14 basis points during the six months.

     This was an environment that played to the strength of Pioneer Limited Maturity Bond Fund. The bonds that performed the best were those in which we invest and the Fund's holdings benefited from their position on the yield curve.

Q:   WHAT WERE YOUR PRINCIPAL STRATEGIES?

A: We lengthened the Fund's duration -- or its interest-rate sensitivity -- somewhat, to take advantage of the declines in interest rates. We anticipated that rate cuts would continue as the Federal Reserve reacted to negative news, such as job layoffs and diminishing consumer confidence. The Fund's average duration rose from 2.84 years to 3.23 years during the period.

     We also increased our emphasis on non-Treasury securities, adding pass-through mortgages as well as attractive corporate bonds and some finance industry bonds. The spreads -- or difference in yields -- between Treasuries and corporate bonds had widened, making the yields of corporate securities increasingly attractive. We invested in corporate bonds, such as issues of AOL TIME-WARNER and WORLDCOM, and finance bonds, including issues of HELLER FINANCIAL and CIT GROUP. As the spreads started narrowing -- or tightening -- during the period, these bonds performed very well. At the same time, we reduced our exposure to issues of banks, securities firms and real estate companies because we were concerned about loan quality and declines in consumer and investor confidence. We also sold some shorter-maturity bonds after their values had appreciated, and we sold some callable issues because of the risk that issuers would exercise their call option in a lower rate environment.

     At the end of the six-month period, the Fund's largest sector allocations were in pass-through mortgage securities, at 28.3% of net assets, industrials, at 18.8% of net assets, and U.S. Treasuries and agencies, at

     13.3% of net assets. To gain additional income in the face of declining interest rates, we modestly added to our position in high-yield securities, from 8.8% to 9.1% of net assets. Overall investment quality remained high. The portfolio's average credit quality remained AA.

Q:   WHAT IS YOUR OUTLOOK FOR THE FIXED INCOME MARKET?

A: With the Federal Reserve continuing to lower interest rates, we believe corporate securities still have the potential to outperform Treasury securities. We think Treasuries probably have realized most of the price gains in the current cycle of declining interest rates. In this environment, we think corporate securities offer better opportunities because of their yield spread advantages.

     Overall, the outlook in the bond market appears favorable. Even though the Federal Reserve may be nearing the end of its interest-rate cuts, the possibility of a quick improvement in growth and a rebound in the economy is far from certain. If investors continue to be uncertain about the economic outlook, bonds could offer them both a complement to equities that are already in their portfolio and the opportunity to receive attractive returns with less volatility. We think it makes sense for investors to consider fixed income mutual funds.

     Pending shareowner approval, Pioneer Limited Maturity Bond Fund will be merged with Pioneer Bond Fund, which has the ability to invest in longer-maturity securities as well as the shorter-maturity securities we have emphasized. Shareowners can also enjoy continuity of management because the same team that manages Pioneer Limited Maturity Bond Fund manages Pioneer Bond Fund. The management team of Pioneer Limited Maturity Bond Fund is grateful for the loyalty and support of the Fund's shareowners. We believe their faith and confidence will be sustained as shareowners of Pioneer Bond Fund.

SCHEDULE OF INVESTMENTS 5/31/01 (UNAUDITED)

                  S&P/MOODY'S
PRINCIPAL         RATINGS
AMOUNT            (UNAUDITED)                                                                 VALUE
                                   CORPORATE BONDS - 44.7%
                                   ASSET BACKED SECURITIES - 10.3%
$       161,256   AAA/Aaa          Advanta Mortgage Loan Trust,
                                   Series 93-4A, 5.55%, 3/25/10                          $   159,574
        400,000   AAA/Aaa          Americredit Automobile Receivables Trust,
                                   Series 1999-B A4, 5.96%, 3/5/06                           406,868
        250,000   AAA/Aaa          Boston Edison Company, 1999-1 A4,
                                   6.91%, 9/15/09                                            258,432
        500,000   AAA/Aaa          California Infrastructure SCE- 1,
                                   Series 1997-1, 6.28%, 9/25/05                             508,945
        161,044   AAA/Aaa          Carco Auto Loan Master Trust,
                                   Series 1997-1A, 6.689%, 8/15/04                           161,870
        350,000   AAA/Aaa          Citibank Credit Card Master Trust I,
                                   Series 1999-5A, 6.1%, 5/15/08                             349,202
        250,000   AAA/Aaa          Comed Transitional Funding Trust,
                                   Series 1997-RA1, 5.34%, 3/25/04                           251,335
        386,593   AAA/Aaa          Continental Airlines, Series 1998-3
                                   Pass Through Trust, C-1, 7.08%, 11/1/04                   396,865
        248,928   AAA/Aaa          CoreStates Home Equity Trust,
                                   Series 1994-1, 6.65%, 5/15/09                             252,390
        307,753   AAA/Aaa          Discover Card Master Trust,
                                   Series 1997-2, 6.792%, 4/16/10                            318,115
        500,000   AAA/Aaa          Discover Card Master Trust,
                                   Series 1998-7A, 5.6%, 5/15/06                             498,145
        500,000   AAA/Aaa          Greenpoint Manufactured Housing,
                                   Series 1999-1A2, 6.01%, 8/15/15                           507,435
                                                                                         -----------
                                                                                         $ 4,069,176
                                                                                         -----------
                                   COLLATERALIZED MORTGAGE OBLIGATIONS - 1.0%
         10,138   AAA/Aaa          Mortgage Capital Funding Inc., 1995-MCI
                                   Class A1B, 7.6%, 5/25/27                              $    10,259
        393,058   AAA/Aaa          Prudential Securities Secured Financing, Co.,
                                   Series 1999-NR F1 A1, 6.074%, 1/15/08                     395,576
                                                                                         -----------
                                                                                         $   405,835
                                                                                         -----------
                                   BASIC MATERIALS - 1.9%
        250,000   BBB/Baa          Fibermark Inc. 10.75%, 4/15/11 (144A)                 $   250,000
        500,000   BBB/Baa          USX Corp., 7.2%, 2/15/04                                  515,415
                                                                                         -----------
                                                                                         $   765,415
                                                                                         -----------

   The accompanying notes are an integral part of these financial statements.

                  S&P/MOODY'S
PRINCIPAL         RATINGS
AMOUNT            (UNAUDITED)                                                                 VALUE
                                   CAPITAL GOODS - 2.1%
$       250,000   Ba3/BB           Azurix Corp, 10.75%, 2/15/10                          $   258,750
        250,000   Aaa/AAA          General Electric Capital, 6.5%, 12/10/07                  260,130
        325,000   BBB/Ba1          USA Waste Services, 6.5%, 12/15/02                        328,019
                                                                                         -----------
                                                                                         $   846,899
                                                                                         -----------
                                   COMMUNICATION SERVICES - 3.0%
        700,000   A-/A2            Deutsche Telekom International Finance,
                                   7.75%, 6/15/05                                        $   734,699
        100,000   BBB-/Baa3        Union Pacific Corp., 6.125%, 1/15/04                       99,911
        350,000   AB/BBB+          Worldcom Inc., 7.5%, 5/15/11                              346,315
                                                                                         -----------
                                                                                         $ 1,180,925
                                                                                         -----------
                                   CONSUMER CYCLICALS - 5.3%
        500,000   BBB/Baa2         Delphi Auto Systems, 6.125%, 5/1/04                   $   500,825
        300,000   A2/A             Ford Motor Credit, 6.875%, 2/1/06                         305,559
        500,000   A/A2             General Motors Acceptance Corp.,
                                   7.5%, 7/15/05                                             521,470
      1,000,000   BBB-/Baa3        Shopko Stores, 6.5%, 8/15/03                              770,000
                                                                                         -----------
                                                                                         $ 2,097,854
                                                                                         -----------
                                   CONSUMER STAPLES - 3.6%
        220,000   Baa1/BBB+        AOL Time-Warner, 6.125%, 4/15/06                      $   218,797
        350,000   B+/B2            Charter Communications Holdings
                                   LLC., 8.25%, 4/1/07                                       331,625
        500,000   B-/B3            Premier Parks, Inc., 9.75%, 6/15/07                       517,500
        350,000   BBBr/Baa2        SUPERVALU Inc., 9.75%, 6/15/04                            367,724
                                                                                         -----------
                                                                                         $ 1,435,646
                                                                                         -----------
                                   ENERGY - 4.3%
        500,000   BB+/Ba1          Gulf Canada Resources Ltd., 9.625%, 7/1/05            $   517,485
        500,000   A-/A3            Nabors Industries, 6.8%, 4/15/04                          511,125
        500,000   BBB2/A-          Transocean Sedco Forex, 6.625%,
                                   4/15/11 (144A)                                            491,525
        200,000   BBB-/Baa3        Valero Energy Corp., 7.375%, 3/15/06                      208,012
                                                                                         -----------
                                                                                         $ 1,728,147
                                                                                         -----------

The accompanying notes are an integral part of these financial statements.

                  S&P/MOODY'S
PRINCIPAL         RATINGS
AMOUNT            (UNAUDITED)                                                                 VALUE
                                   FINANCIAL - 6.6%
$       400,000   Aa3/A            Bank of America, 7.4%, 1/15/11                        $   414,920
        500,000   BB+/Baa3         Capital One Financial Corp., 7.125%, 8/1/08               456,085
        450,000   A1/A+            CIT Group Inc., 7.125%, 10/15/04                          462,195
        600,000   A3/A-            Heller Financial, 6.4%, 1/15/03                           609,816
        360,000   A3/A-            Hertz Corp., 7.4%, 3/1/11                                 367,636
        300,000   BBB/Baa2         Spieker Properties L.P., 6.8%, 12/15/01                   303,111
                                                                                         -----------
                                                                                         $ 2,613,763
                                                                                         -----------
                                   HEALTH CARE - 1.2%
        500,000   A-/Baa1          Guidant Corp., 6.15%, 2/15/06                         $   485,790
                                                                                         -----------
                                                                                         $   485,790
                                                                                         -----------
                                   TECHNOLOGY - 2.1%
        325,000   A/A2             Computer Sciences Corp., 7.5%, 8/8/05                 $   334,107
        250,000   B1/B+            L-3 Communications Holdings Corp.,
                                   8.5%, 5/15/08                                             255,313
        250,000   BBB+/Baa1        Sun Microsystems Inc., 7.35%, 8/15/04                     256,008
                                                                                         -----------
                                                                                         $   845,428
                                                                                         -----------
                                   TRANSPORTATION - 1.3%
        500,000   BB/Ba2           Northwest Airlines Corp., 8.52%, 4/7/04               $   502,315
                                                                                         -----------
                                                                                         $   502,315
                                                                                         -----------
                                   UTILITIES - 2.0%
        250,000   BBB-/Baa3        Great Lakes Power Inc., 8.3%, 3/1/05                  $   258,785
        500,000   BBB/Baa2         NiSource Finance Corp., 7.875%,
                                   11/15/10                                                  527,985
                                                                                         -----------
                                                                                         $   786,770
                                                                                         -----------
                              TOTAL CORPORATE BONDS
                    (Cost $17,807,778)                                                   $17,763,963
                                                                                         -----------
                    US GOVERNMENT AGENCY OBLIGATIONS - 50.5%
        300,000     Federal Home Loan Mortgage Corp., 6.22%, 6/24/08                     $   300,048
        439,329     Federal Home Loan Mortgage Corp., 7.0%, 12/1/30                          443,710
        419,654     Federal Home Loan Mortgage Corp., 7.5%, 7/1/30                           429,684
        250,826     Federal Home Loan Mortgage Corp., REMIC
                    Series 1145G, 8.0%, 9/15/06                                              261,270
         14,150     Federal Home Loan Mortgage Corp., REMIC
                    Series 1181H, 7.0%, 7/15/06                                               14,177

   The accompanying notes are an integral part of these financial statements.


PRINCIPAL
AMOUNT                                                                                         VALUE
                    US GOVERNMENT AGENCY OBLIGATIONS (CONTINUED)
$        97,642     Federal Home Loan Mortgage Corp., REMIC
                    Series 1206H, 7.0%, 3/15/21                                          $    98,985
         73,515     Federal Home Loan Mortgage Corp., REMIC
                    Series 1564J, 6.5%, 7/15/08                                               74,526
        496,585     Federal Home Loan Mortgage Corp., REMIC
                    Series 1848PB, 7.0%, 2/15/20                                             506,988
        400,000     Federal Home Loan Mortgage Corp., REMIC
                    Series 2131CB, 6.0%, 8/15/21                                             401,924
        283,411     Federal Home Loan Mortgage Corp., REMIC
                    Series 1987PM, 6.5%, 10/15/21                                            289,192
        396,391     Federal Home Loan Mortgage Corp., REMIC
                    Series 2043G, 6.50%, 4/15/28                                             398,531
        258,583     Federal National Mortgage Association REMIC
                    Series 1992-145, 7.15%, 7/25/03                                          259,077
        499,105     Federal National Mortgage Association, 6.5%, 4/1/31                      493,405
      1,654,045     Federal National Mortgage Association, 7.0%, 12/1/30                   1,669,493
      1,000,000     Federal National Mortgage Association, 7.0%, TBA                       1,009,340
        460,625     Federal National Mortgage Association,
                    7.5%, 8/1/20 - 4/1/30                                                    473,238
        240,000     Federal National Mortgage Association,
                    Medium Term Note, 6.19%, 7/25/03                                         239,774
        416,251     Federal National Mortgage Association, REMIC
                    Series 1993-129KB, 6.5%, 4/25/08                                         428,406
        266,342     Federal National Mortgage Association, REMIC
                    Series 1993-23PJ, 6.7%, 7/25/19                                          266,944
        302,837     Federal National Mortgage Association, REMIC
                    Series 1995-23D, 7.0%, 10/25/07                                          312,240
        456,103     Federal National Mortgage Association, REMIC
                    Series 1998-50 EN, 6.5%, 9/25/28                                         458,183
        251,212     Government National Mortgage Association, 6.5% , 2/15/29                 249,433
      2,229,590     Government National Mortgage Association,
                    7.0%, 4/15/29 - 2/15/31                                                2,260,746
      1,350,000     Government National Mortgage Association, 7.0%, TBA                    1,368,697
        679,295     Government National Mortgage Association,
                    7.5%, 2/15/26 - 10/15/29                                                 699,773
        313,619     Government National Mortgage Association, 7.75%, 2/15/30                 324,138
        256,602     Government National Mortgage Association II,
                    6.5%, 2/20/29 - 3/20/29                                                  253,824

   The accompanying notes are an integral part of these financial statements.


PRINCIPAL
AMOUNT                                                                                         VALUE
                    US GOVERNMENT AGENCY OBLIGATIONS (CONTINUED)
$     1,150,301     Government National Mortgage Association II,
                    7.0%, 1/20/29 - 12/20/30                                             $ 1,162,163
        354,131     Government National Mortgage Association, REMIC
                    Series 1998-24A, 6.5%, 11/20/24                                          359,571
        500,000     U.S. Treasury Bond, 7.875%, 11/15/07                                     524,945
        250,000     U.S. Treasury Notes, 5.625%, 5/15/08                                     255,123
        700,000     U.S. Treasury Notes, 6.0%, 8/15/09                                       727,783
      2,050,000     U.S. Treasury Notes, 6.5%, 5/15/05                                     2,170,356
        800,000     U.S. Treasury Notes, 6.625%, 5/15/07                                     859,176
                                                                                         -----------
                    TOTAL US GOVERNMENT AGENCY OBLIGATIONS
                    (Cost $19,775,006)                                                   $20,044,863
                                                                                         -----------
                    TEMPORARY CASH INVESTMENTS - 4.8 %
                    COMMERCIAL PAPER
      1,907,000     Travelers Corp., 4.17%, 6/1/01                                       $ 1,907,000
                                                                                         -----------
                    TOTAL TEMPORARY CASH INVESTMENTS
                    (Cost $1,907,000)                                                    $ 1,907,000
                                                                                         -----------
                    TOTAL INVESTMENTS IN SECURITIES AND TEMPORARY
                            CASH INVESTMENTS - 100.0%
                    (Cost $39,489,784)(a)                                                $39,715,826
                                                                                         ===========

144A  Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At May 31, 2001, the value of these securities amounted to $741,525 or 1.90% of total net assets.
     *Non-income producing security.
   (a)At May 31, 2001, the net unrealized gain on investments based on cost for federal income tax purposes of $39,489,784 was as follows:
      Aggregate gross unrealized gain for all investments in
      which there is an excess of value over tax cost                                    $   571,731
      Aggregate gross unrealized loss for all investments in
      which there is an excess of tax cost over value                                       (345,689)
                                                                                         -----------
      Net unrealized gain                                                                $   226,042
                                                                                         ===========

Purchases and sales of securities (excluding temporary cash investments) for the six months ended May 31, 2001, aggregated $14,207,044 and $11,712,239, respectively.


   The accompanying notes are an integral part of these financial statements.

BALANCE SHEET 5/31/01 (UNAUDITED)

ASSETS:
  Investment in securities, at value (including temporary cash
      investment of $1,907,000) (cost $39,489,784)                                      $39,715,826
      Cash                                                                                  566,070
  Receivables -
      Investment securities sold                                                            585,815
      Fund shares sold                                                                       23,541
      Interest                                                                              425,483
      Due from Pioneer Investment Management, Inc.                                           90,120
  Other                                                                                       1,261
                                                                                        -----------
        Total assets                                                                    $41,408,116
                                                                                        -----------

LIABILITIES:
  Payables -
      Investment securities purchased                                                   $ 2,744,621
      Fund shares repurchased                                                                20,269
      Dividends                                                                              41,167
  Due to affiliates                                                                         106,134
  Accrued expenses                                                                           39,219
                                                                                        -----------
        Total liabilities                                                               $ 2,951,410
                                                                                        -----------

NET ASSETS:
  Paid-in capital                                                                       $44,166,721
  Accumulated undistributed net investment income                                            10,716
  Accumulated net realized loss on investments                                           (5,946,773)
  Net unrealized gain on investments                                                        226,042
                                                                                        -----------
        Total net assets                                                                $38,456,706
                                                                                        ===========

NET ASSET VALUE PER SHARE:
(Unlimited number of shares authorized)
  Class A (based on $30,482,714/8,297,754 shares)                                       $      3.67
                                                                                        ===========
  Class B (based on $7,561,230/2,060,262 shares)                                        $      3.67
                                                                                        ===========
  Class Y (based on $412,762/111,799 shares)                                            $      3.69
                                                                                        ===========

MAXIMUM OFFERING PRICE:
  Class A                                                                               $      3.76
                                                                                        ===========

   The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS (UNAUDITED)


FOR THE SIX MONTHS ENDED 5/31/01

INVESTMENT INCOME:
   Interest                                                                             $ 1,208,699
                                                                                        -----------

EXPENSES:
   Management fees                                                         $88,402
   Transfer agent fees
      Class A                                                               99,541
      Class B                                                                9,329
      Class Y                                                                  442
   Distribution fees
      Class A                                                               35,235
      Class B                                                               34,088
   Administrative fees                                                      15,652
   Custodian fees                                                           13,669
   Registration fees                                                        13,716
   Professional fees                                                        14,008
   Printing                                                                  7,280
   Fees and expenses of nonaffiliated trustees                               5,443
   Miscellaneous                                                             5,124
                                                                       -----------
      Total expenses                                                                    $   341,929
      Less management fees waived
           and expenses reimbursed by Pioneer
           Investment Management, Inc.                                                     (175,163)
      Less fees paid indirectly                                                              (5,646)
                                                                                        -----------
      Net expenses                                                                      $   161,120
                                                                                        -----------
           Net investment income                                                        $ 1,047,579
                                                                                        -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized loss on investments                                                     $   (44,897)
   Change in net unrealized loss on investments                                             984,474
                                                                                        -----------
      Net gain on investments                                                           $   939,577
                                                                                        -----------
      Net increase in net assets resulting from operations                              $ 1,987,156
                                                                                        -----------

   The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS


FOR THE SIX MONTHS ENDED 5/31/01 AND YEAR ENDED 11/30/00

                                                                       SIX MONTHS
                                                                          ENDED
                                                                         5/31/01        YEAR ENDED
                                                                       (UNAUDITED)       11/30/00
FROM OPERATIONS:
  Net investment income                                               $  1,047,579     $  2,627,488
  Net realized loss on investments                                         (44,897)      (1,641,766)
  Change in net unrealized loss on investments                             984,474          916,623
                                                                      ------------     ------------
           Net increase in net assets resulting from operations       $  1,987,156     $  1,902,345
                                                                      ------------     ------------
DISTRIBUTIONS TO SHAREOWNERS:
  Net investment income:
    Class A ($0.11 and $0.22 per share, respectively)                 $   (843,167)    $ (2,241,137)
    Class B ($0.11 and $0.20 per share, respectively)                     (197,968)        (384,880)
    Class Y ($0.12 and $0.23 per share, respectively)                      (11,612)         (16,757)
                                                                      ------------     ------------
      Total distributions to shareowners                              $ (1,052,747)    $ (2,642,774)
                                                                      ------------     ------------
FROM FUND SHARE TRANSACTIONS:
    Net proceeds from sale of shares                                  $ 14,618,901     $ 23,507,726
    Reinvestment of distributions                                          816,932        2,098,267
    Cost of shares repurchased                                         (13,082,333)     (47,887,120)
                                                                      ------------     ------------
      Net increase (decrease) in net assets resulting
           from fund share transactions                               $  2,353,500     $(22,281,127)
                                                                      ------------     ------------
      Net increase (decrease) in net assets                           $  3,287,909     $(23,021,556)
NET ASSETS:
  Beginning of year                                                     35,168,797       58,190,353
                                                                      ------------     ------------
  End of year (including accumulated undistributed
    net investment income of $10,716 and $15,884, respectively).      $ 38,456,706     $ 35,168,797
                                                                      ============     ============

                                         '01 SHARES      '01 AMOUNT      '00 SHARES       '00 AMOUNT
CLASS A                                  (UNAUDITED)     (UNAUDITED)
Shares sold                                3,107,476     $ 11,382,421      5,818,637     $ 20,735,697
Reinvestment of distributions                181,018          663,903        510,975        1,825,177
Less shares repurchased                   (3,013,232)     (11,016,193)   (11,507,189)     (41,052,424)
                                        ------------     ------------    -----------     ------------
      Net increase (decrease)                275,262     $  1,030,131     (5,177,577)    $(18,491,550)
                                        ============     ============    ===========     ============
CLASS B
Shares sold                                  815,578     $  2,990,572        716,408     $  2,566,047
Reinvestment of distributions                 39,032          143,096         71,840          256,632
Less shares repurchased                     (531,632)      (1,945,841)    (1,817,940)      (6,494,846)
                                        ------------     ------------    -----------     ------------
      Net increase (decrease)                322,978     $  1,187,827     (1,029,692)    $ (3,672,167)
                                        ============     ============    ===========     ============
CLASS Y
Shares sold                                   66,559     $    245,908         57,327     $    205,982
Reinvestment of distributions                  2,691            9,933          4,605           16,458
Less shares repurchased                      (32,519)        (120,299)       (94,790)        (339,850)
                                        ------------     ------------    -----------     ------------
      Net increase (decrease)                 36,731     $    135,542        (32,858)    $   (117,410)
                                        ============     ============    ===========     ============

   The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS 5/31/01

                                                     SIX MONTHS
                                                       ENDED
                                                      5/31/01      YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED   YEAR ENDED
                                                    (UNAUDITED)     11/30/00      11/30/99      11/30/98      11/30/97     11/30/96
CLASS A
Net asset value, beginning of period                  $  3.58       $  3.62       $  3.78       $  3.77       $  3.79      $  3.84
                                                      -------       -------       -------       -------       -------      -------
Increase (decrease) from investment operations:
   Net investment income                              $  0.11       $  0.22       $  0.21       $  0.22       $  0.21      $  0.24
   Net realized and unrealized gain (loss) on
     investments                                         0.09         (0.04)        (0.16)         0.01             -        (0.05)
                                                      -------       -------       -------       -------       -------      -------
         Net increase from investment operations      $  0.20       $  0.18       $  0.05       $  0.23       $  0.21      $  0.19
Distributions to shareowners:
   Net investment income                                (0.11)        (0.22)        (0.21)        (0.22)        (0.23)       (0.24)
                                                      -------       -------       -------       -------       -------      -------
Net increase (decrease) in net asset value            $  0.09       $ (0.04)      $ (0.16)      $  0.01       $ (0.02)     $ (0.05)
                                                      -------       -------       -------       -------       -------      -------
Net asset value, end of period                        $  3.67       $  3.58       $  3.62       $  3.78       $  3.77      $  3.79
                                                      =======       =======       =======       =======       =======      =======
Total return*                                            5.60%         5.18%         1.47%         6.28%         5.64%        5.20%
Ratio of net expenses to average net assets+             0.89%**       0.88%         0.88%         0.85%         0.87%        0.87%
Ratio of net investment income to average net
   assets+                                               5.95%**       6.11%         5.75%         5.78%         6.10%        6.25%
Portfolio turnover rate                                    67%**         43%           86%           70%           31%          65%
Net assets, end of period (in thousands)              $30,483       $28,684       $47,781       $49,072       $42,058      $54,637
Ratios assuming no waiver of management fees
   and assumption of expenses by PIM and no
   reduction for fees paid indirectly:
   Net expenses                                          1.88%**       1.58%         1.31%         1.30%         1.44%        1.33%
   Net investment income                                 4.96%**       5.41%         5.32%         5.33%         5.53%        5.79%
Ratios assuming waiver of management fees
   and assumption of expenses by PIM and
   reduction for fees paid indirectly:
   Net expenses                                          0.85%**       0.85%         0.85%         0.85%         0.85%        0.85%
   Net investment income                                 5.99%**       6.14%         5.78%         5.78%         6.12%        6.27%

 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized.
 + Ratios assuming no reduction for fees paid indirectly.


   The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS 5/31/01

                                                    SIX MONTHS
                                                      ENDED
                                                      5/31/01     YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                    (UNAUDITED)    11/30/00      11/30/99      11/30/98      11/30/97      11/30/96
CLASS B
Net asset value, beginning of period                   $ 3.58       $ 3.62       $  3.78       $  3.76        $ 3.79        $ 3.85
                                                       ------       ------       -------       -------        ------        ------
Increase (decrease) from investment operations:
   Net investment income                               $ 0.10       $ 0.20       $  0.18       $  0.19        $ 0.20        $ 0.21
   Net realized and unrealized gain (loss) on
     investments                                         0.10        (0.04)        (0.16)         0.01         (0.03)        (0.05)
                                                       ------       ------       -------       -------        ------        ------
         Net increase from investment operations       $ 0.20       $ 0.16       $  0.02       $  0.20        $ 0.17        $ 0.16
Distributions to shareowners:
   Net investment income                                (0.11)       (0.20)        (0.18)        (0.18)        (0.20)        (0.21)
   In excess of net investment income                       -            -             -             -             -         (0.01)
                                                       ------       ------       -------       -------        ------        ------
Net increase (decrease) in net asset value             $ 0.09       $(0.04)      $ (0.16)      $  0.02        $(0.03)       $(0.06)
                                                       ------       ------       -------       -------        ------        ------
Net asset value, end of period                         $ 3.67       $ 3.58       $  3.62       $  3.78        $ 3.76        $ 3.79
                                                       ======       ======       =======       =======        ======        ======
Total return*                                            5.52%        4.44%         0.64%         5.49%          4.60%        4.37%
Ratio of net expenses to average net assets+             1.21%**      1.52%         1.62%         1.63%          1.67%        1.69%
Ratio of net investment income to average net
   assets+                                               5.62%**      5.49%         5.04%         5.00%         5.29%         5.40%
Portfolio turnover rate                                    67%**        43%           86%           70%           31%           65%
Net assets, end of period (in thousands)               $7,561       $6,215       $10,018       $10,264        $5,187        $4,969
Ratios assuming no waiver of management fees
   and assumption of expenses by PIM and no
   reduction for fees paid indirectly:
   Net expenses                                          2.20%**      2.21%         2.05%         1.99%         2.25%         2.15%
   Net investment income                                 4.63%**      4.80%         4.61%         4.64%         4.71%         4.94%
Ratios assuming waiver of management fees
   and assumption of expenses by PIM and
   reduction for fees paid indirectly:
   Net expenses                                          1.20%**      1.49%         1.61%         1.62%         1.66%         1.67%
   Net investment income                                 5.63%**      5.52%         5.05%         5.01%         5.30%         5.42%

 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized.
 + Ratios assuming no reduction for fees paid indirectly.


   The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS 5/31/01

                                                    SIX MONTHS
                                                       ENDED
                                                      5/31/01    YEAR ENDED    YEAR ENDED     4/9/98 TO
                                                    (UNAUDITED)   11/30/00      11/30/99      11/30/98
CLASS Y
Net asset value, beginning of period                  $ 3.59       $ 3.62        $ 3.79        $ 3.77
                                                      ------       ------        ------        ------
Increase (decrease) from investment
  operations:
  Net investment income                               $ 0.12       $ 0.23        $ 0.23        $ 0.14
  Net realized and unrealized gain
   (loss) on investments                                0.10        (0.03)        (0.17)         0.02
                                                      ------       ------        ------        ------
  Net increase from investment
   operations                                         $ 0.22       $ 0.20        $ 0.06        $ 0.16
Distributions to shareowners:
  Net investment income                                (0.12)       (0.23)        (0.23)        (0.14)
                                                      ------       ------        ------        ------
Net increase (decrease) in net asset
  value                                               $ 0.10       $(0.03)       $(0.17)       $ 0.02
                                                      ------       ------        ------        ------
Net asset value, end of period                        $ 3.69       $ 3.59        $ 3.62        $ 3.79
                                                      ------       ------        ------        ------
Total return*                                           6.21%        5.60%         1.64%         4.35%
Ratio of net expenses to average net
  assets+                                               0.22%**      0.40%         0.48%         0.55%**
Ratio of net investment income to
  average net assets+                                   6.60%**      6.62%         6.18%         5.99%**
Portfolio turnover rate                                   67%**        43%           86%           70%
Net assets, end of period
  (in thousands)                                      $  413       $  270        $  391        $  440
Ratios assuming no waiver of
  management fees and assumption
  of expenses by PIM and no
  reduction for fees paid indirectly:
  Net expenses                                          1.19%**      1.09%         0.90%         0.74%**
  Net investment income                                 5.63%**      5.93%         5.76%         5.80%**
Ratios assuming waiver of
  management fees and assumption
  of expenses by PIM and reduction
  for fees paid indirectly:
  Net expenses                                          0.19%**      0.35%         0.46%         0.55%**
  Net investment income                                 6.63%**      6.67%         6.20%         5.99%**


 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, and the complete redemption of the investment at net asset value at the end of each period, and no sales charges.
** Annualized.
 + Ratios assuming no reduction for fees paid indirectly.


   The accompanying notes are an integral part of these financial statements

NOTES TO FINANCIAL STATEMENTS 5/31/01 (UNAUDITED)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Pioneer Limited Maturity Bond Fund (The Fund) is a Massachusetts business trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's investment objective is to seek a high level of current income consistent with a high level of principal stability. Pending shareowner approval, Pioneer Limited Maturity Bond Fund will be merged with Pioneer Bond Fund.

The Fund offers three classes of shares - Class A, Class B and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that the level of transfer agent and distribution fees may differ among classes. Class A and Class B shareowners have exclusive voting rights with respect to the distribution plan for each class. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with accounting principles generally accepted in the United States that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry.

A. SECURITY VALUATION

   Security transactions are recorded as of trade date. Securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by other sources, as required. Principal amounts of mortgage-backed securities are adjusted for monthly paydowns. Premium and discount related to certain mortgage-backed securities are amortized or accreted in proportion to the underlying monthly paydowns. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Temporary cash investments are valued at amortized cost. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes. As required, effective December 1, 2001, the Fund will adopt the provisions of the AICPA Audit & Accounting Guide for Investment Companies and will amortize discount or premium for all debt securities. This change will have no impact on the Fund's total net assets and is expected to result in an immaterial increase or reduction in the cost of securities and a corresponding change in net unrealized appreciation (depreciation).

B. FEDERAL INCOME TAXES

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The characterization of distributions to shareowners for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

C. FUND SHARES

   The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a majority owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned $2,141 in underwriting commissions on the sale of fund shares during the six months ended May 31, 2001.

D. CLASS ALLOCATIONS

   Distribution fees are calculated based on the average daily net assets attributable to Class A and Class B shares of the Fund, respectively. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note
   3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.

   The Fund declares, as daily dividends, substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B and Class Y shares can bear different transfer agent and distribution fees.

E. REPURCHASE AGREEMENTS

   With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. MANAGEMENT AGREEMENT

PIM manages the Fund's portfolio and is a majority owned indirect subsidiary of UniCredito Italiano. Management fees are calculated daily at the annual rate of 0.50% of the Fund's average daily net assets up to $100 million; 0.45% of the next $200 million; and 0.40% of the excess over $300 million.

PIM has agreed not to impose a portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit Class A expenses to 0.85% of the average daily net assets attributable to Class A shares; the portion of the Fund-wide expenses attributable to Class B and Class Y shares will be reduced only to the extent that such expenses are reduced for Class A shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At May 31, 2001, $2,488 was payable to PIM related to management fees, administrative fees and certain other services.

3. TRANSFER AGENT

PIMSS, a majority owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $90,938 in transfer agent fees payable to PIMSS at May 31, 2001.

4. DISTRIBUTION PLANS

The Fund adopted a Plan of Distribution with respect to Class A and Class B shares (Class A Plan and Class B Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the Fund's average daily net assets in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to the Class B shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B shares. Included in due to affiliates is $12,708 in distribution fees payable to PFD at May 31, 2001.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 0.50% may be imposed on redemptions of certain net asset value purchases of Class A shares within one year of purchase. Class B shares that are redeemed within three years of purchase are subject to a CDSC at declining rates beginning at 2.00%, based on the lower of cost or market value of shares being redeemed. Proceeds from the CDSCs are paid to PFD. For the six months ended May 31, 2001, CDSCs in the amount of $20,984 were paid to PFD.

5. EXPENSE OFFSETS

The Fund has entered into certain expense offset arrangements resulting in a reduction in the Fund's total expenses. For the six months ended May 31, 2001, the Fund's expenses were reduced by $5,646 under such arrangements.

6. LINE OF CREDIT FACILITY

The Fund, along with certain other funds in the Pioneer Family of Funds
(the Funds), collectively participate in a $50 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $50 million or the limits set by its prospectus for borrowings. Interest on collective borrowings of up to $25 million is payable at the Federal Funds Rate plus 3/8% on an annualized basis, or at the Federal Funds Rate plus 1/2% if the borrowing exceeds $25 million at any one time. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the six months ended May 31, 2001, the Fund had no borrowings under this agreement.

TRUSTEES, OFFICERS AND SERVICE PROVIDERS


TRUSTEES

John F. Cogan, Jr., Chairman
Mary K. Bush
Richard H. Egdahl, M.D.
Margaret B.W. Graham
Marguerite A. Piret
David D. Tripple
Stephen K. West
John Winthrop


OFFICERS

John F. Cogan, Jr., President
David D. Tripple, Executive Vice President
Vincent Nave, Treasurer
Joseph P. Barri, Secretary





INVESTMENT ADVISER

Pioneer Investment Management, Inc.


CUSTODIAN

Brown Brothers Harriman & Co.


PRINCIPAL UNDERWRITER

Pioneer Funds Distributor, Inc.


LEGAL COUNSEL

Hale and Dorr LLP


SHAREOWNER SERVICES AND TRANSFER AGENT

Pioneer Investment Management Shareholder Services, Inc.

RETIREMENT PLANS FROM PIONEER

Pioneer offers retirement plans suited to the individual investor and businesses of all sizes. For information, contact your investment professional, or call Pioneer at 1-800-622-0176.


INDIVIDUAL PLANS

INDIVIDUAL RETIREMENT ACCOUNT (IRA) The $2,000 maximum annual contribution may be tax-deductible; earnings are tax-deferred.

ROTH IRA The $2,000 maximum annual contribution is not tax-deductible; earnings are tax-free for qualified withdrawals.


PLANS FOR SMALL BUSINESSES OR THE SELF-EMPLOYED

SIMPLE (SAVINGS INCENTIVE MATCH PLAN FOR EMPLOYEES) IRA For firms with 100 or fewer employees. Employees can make pre-tax contributions, and an employer contribution is required.

SIMPLIFIED EMPLOYEE PENSION PLAN (SEP) Self-employed individuals and small-business owners can make tax-deductible contributions of up to 15% of their income. Employer must also contribute for any eligible employees.


EMPLOYER-SPONSORED PLANS

401(k) PLAN Allows employees to make pre-tax contributions. Also allows for employer contributions.

403(B) PLAN Lets employees of public schools, nonprofit hospitals and certain other tax-exempt organizations set aside part of their salary, before taxes, through payroll deduction.

PROFIT SHARING PLAN Employers contribute on a discretionary basis, usually based on profits.

AGE-WEIGHTED PROFIT SHARING PLAN Employer makes discretionary contributions based on employees' age and salary.

MONEY PURCHASE PENSION PLAN (MPP) Employers contribute based on a fixed formula.

Most retirement plan withdrawals must meet specific conditions to avoid penalties.

PROGRAMS AND SERVICES FOR PIONEER SHAREOWNERS


Your investment professional can give you additional information on Pioneer's programs and services. If you want to order literature on any of the following items directly, simply call Pioneer at 1-800-225-6292.


FACTFONE-SM-

Our automated account information service, available to you 24 hours a day, seven days a week. FactFone-SM- gives you a quick and easy way to check fund share prices, yields, dividends and distributions, as well as information about your own account. Simply call 1-800-225-4321. For specific account information, have your 13-digit account number and four-digit personal identification number at hand.


SIX-MONTH REINSTATEMENT PRIVILEGE (FOR CLASS A AND CLASS B SHARES)

Enables you to reinvest all or a portion of the money you redeem from your Pioneer account - without paying a sales charge - within six months of your redemption. You have the choice of investing in any Pioneer fund, provided the account has the exact same registration and meets the fund's investment minimum requirement. Reinstated accounts may only purchase Class A fund shares.


INVESTOMATIC PLAN

An easy and convenient way for you to invest on a regular basis. All you need to do is authorize a set amount of money to be moved out of your bank account into the Pioneer fund of your choice.
Investomatic also allows you to change the dollar amount, frequency and investment date right over the phone. By putting aside affordable amounts of money regularly, you can build a long-term investment without sacrificing your current standard of living.


PAYROLL INVESTMENT PROGRAM (PIP)

Lets you invest in a Pioneer fund directly through your paycheck. All that's involved is for your employer to fill out an authorization form allowing Pioneer to deduct from participating employees' paychecks. You specify the dollar amount you want to invest into the Pioneer fund(s) of your choice.

AUTOMATIC EXCHANGE PROGRAM

A simple way to move money from one Pioneer fund to another over a period of time. Just invest a lump sum in one fund, and select the other Pioneer funds you wish to invest in. You choose the amounts and dates for Pioneer to sell shares of your original fund and use the proceeds to buy shares of the other funds you have chosen. Over time, your investment will be shifted out of the original fund. (Automatic Exchange is available for originating accounts with a balance of $5,000 or more.)


DIRECTED DIVIDENDS

Lets you invest cash DIVIDENDS from one Pioneer fund to an account in another Pioneer fund with no sales charge or fee. Simply fill out the applicable information on a Pioneer Account Options Form. (This program is available for dividend payments only; capital gains distributions are not eligible at this time.)


DIRECT DEPOSIT

Lets you move money into your bank account using electronic funds transfer
(EFT). EFT moves your money faster than you would receive a check, eliminates unnecessary paper and mail, and avoids lost checks. Simply fill out a Pioneer Direct Deposit Form, giving your instructions.


SYSTEMATIC WITHDRAWAL PLAN (SWP)

Lets you establish automatic withdrawals from your account at set intervals. You decide the frequency and the day of the month you want. Pioneer will send the proceeds by check to the address you designate, or electronically to your bank account. You also can authorize Pioneer to make the redemptions payable to someone else. (SWPs are available for accounts with a value of $10,000 or more.)

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                            THIS PAGE FOR YOUR NOTES.

                            THIS PAGE FOR YOUR NOTES.

HOW TO CONTACT PIONEER

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

CALL US FOR:

ACCOUNT INFORMATION, including existing accounts,
new accounts, prospectuses, applications
and service forms                                               1-800-225-6292

FACTFONE(SM)for automated fund yields, prices,
account information and transactions                            1-800-225-4321

RETIREMENT PLANS INFORMATION                                    1-800-622-0176

TELECOMMUNICATIONS DEVICE FOR THE DEAF (TDD)                    1-800-225-1997

WRITE TO US AT:

PIMSS, Inc.
P.O. Box 9014
Boston, Massachusetts 02205-9014

OUR TOLL-FREE FAX                                               1-800-225-4240

OUR INTERNET E-MAIL ADDRESS                      ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

VISIT OUR WEB SITE:                                       www.pioneerfunds.com

THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT FUND PROSPECTUS.

[PIONEER LOGO]

PIONEER INVESTMENT MANAGEMENT, INC.                                10149-00-0701
60 STATE STREET                              (C) PIONEER FUNDS DISTRIBUTOR, INC.
BOSTON, MASSACHUSETTS 02109                  UNDERWRITER OF PIONEER MUTUAL FUNDS
www.pioneerfunds.com                 [RECYCLED SYMBOL] PRINTED ON RECYCLED PAPER